Loss Per Share (Details) - Schedule of Loss Per Share - Common Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share (Details) - Schedule of Loss Per Share [Line Items]
Net loss attributable to ABVC’s common stockholders	$ (10,856,656)	$ (16,423,239)
Weighted-average shares outstanding - Basic	4,335,650	3,166,460
Stock options
Weighted-average shares outstanding - Diluted	4,335,650	3,166,460
-Basic	$ (2.43)	$ (5.19)
-Diluted	$ (2.43)	$ (5.19)